UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Government Fund

July 31, 2014

1.964313.101

GVN-C-GVN-D-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 2.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bills
8/14/14 to 3/5/15	0.11 to 0.12%	$ 100	$ 100
U.S. Treasury Notes
9/30/14	0.15	40	40
TOTAL TREASURY DEBT (Cost $140)			140
Government Agency Debt - 41.1%

Federal Agencies - 41.1%
Fannie Mae
10/14/14 to 1/20/15	0.09 to 0.25 (b)	302	302
Federal Home Loan Bank
8/1/14 to 12/11/15	0.08 to 0.25 (b)	1,765	1,765
Freddie Mac
8/20/14 to 7/17/15	0.10 to 0.20 (b)	475	477
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,544)			2,544
Government Agency Repurchase Agreement - 53.6%
	Maturity Amount (000s)
In a joint trading account at:
0.08% dated 7/31/14 due 8/1/14 (Collateralized by U.S. Government Obligations) #	$ 250	250
0.1% dated 7/31/14 due 8/1/14 (Collateralized by U.S. Government Obligations) #	1,713	1,713
With:
BNP Paribas Securities Corp. at 0.08%, dated 7/21/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $164,224, 1.63% - 3.5%, 3/1/23 - 1/15/43)	161	161
ING Financial Markets LLC at 0.09%, dated:
6/20/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $39,448, 3.5%, 6/1/42)	36	36
7/28/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $98,620, 3.5%, 6/1/42)	96	96
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 7/14/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $306,060, 0%, 1/15/30)	$ 300	$ 300
RBC Capital Markets Corp. at:
0.08%, dated:
7/8/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $124,484, 1.32% - 4%, 4/1/25 - 9/1/44)	122	122
7/14/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $97,934, 2.27% - 4.5%, 7/1/27 - 4/1/44)	96	96
7/18/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $102,083, 1.32% - 4.5%, 4/1/24 - 9/1/44)	100	100
0.09%, dated 7/1/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $118,355, 1.32% - 4%, 4/1/25 - 9/1/44)	116	116
0.1%, dated 5/21/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $64,300, 1.32% - 4.5%, 7/1/26 - 9/1/44)	63	63
Wells Fargo Securities, LLC at:
0.1%, dated 5/8/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $178,605, 2.25%, 1/31/15)	175	175
0.11%, dated 5/13/14 due 8/13/14 (Collateralized by U.S. Treasury Obligations valued at $91,880, 2.25%, 1/31/15)	90	90
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $3,318)		3,318
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $6,002)		6,002
NET OTHER ASSETS (LIABILITIES) - 3.1%		191
NET ASSETS - 100%		$ 6,193
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$250,000 due 08/01/14 at 0.08%
Citibank NA	$ 93
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44
Wells Fargo Securities LLC	113
$ 250
$1,713,000 due 08/01/14 at 0.10%
BNY Mellon Capital Markets LLC	$ 329
Bank of America NA	280
Deutsche Bank Securities, Inc.	135
J.P. Morgan Securities, Inc.	625
Mizuho Securities USA, Inc.	344
$ 1,713
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $6,002,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2014

1.804883.110

MM-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 55.3%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.6%
BMO Harris Bank NA
	10/17/14	0.20%	$ 100,000	$ 100,000
Branch Banking & Trust Co.
	8/28/14 to 8/29/14	0.22	106,000	106,000
Citibank NA
	9/23/14 to 10/3/14	0.21	236,000	236,000
Wells Fargo Bank NA
	11/4/14	0.21	40,000	40,000
				482,000
London Branch, Eurodollar, Foreign Banks - 4.6%
Credit Agricole SA
	9/9/14	0.24	170,000	170,000
National Australia Bank Ltd.
	8/11/14 to 1/5/15	0.20 to 0.22 (c)	682,000	682,000
				852,000
New York Branch, Yankee Dollar, Foreign Banks - 48.1%
Bank of Montreal Chicago CD Program
	8/1/14 to 4/10/15	0.10 to 0.20 (c)	832,000	832,000
Bank of Nova Scotia
	1/7/15 to 5/15/15	0.21 to 0.31 (c)	789,000	789,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	8/19/14 to 12/4/14	0.24 to 0.25	886,000	886,000
BNP Paribas New York Branch
	9/12/14	0.26	138,000	138,000
Canadian Imperial Bank of Commerce
	12/30/14 to 4/10/15	0.24 to 0.30 (c)	325,000	325,000
Credit Industriel et Commercial
	8/5/14 to 8/7/14	0.13	352,000	352,000
Credit Suisse AG
	8/11/14 to 11/3/14	0.25 to 0.31 (c)	381,000	381,000
KBC Bank NV
	8/1/14 to 8/7/14	0.14	458,000	458,000
Mitsubishi UFJ Trust & Banking Corp.
	10/10/14	0.28	35,000	35,000
Mizuho Corporate Bank Ltd.
	8/22/14 to 12/2/14	0.25	709,000	709,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
	8/4/14 to 11/3/14	0.12 to 0.26%	$ 935,000	$ 935,000
Rabobank Nederland New York Branch
	1/5/15	0.21 (c)	76,000	76,000
Royal Bank of Canada
	11/24/14 to 4/9/15	0.21 to 0.23 (c)	221,000	221,000
Sumitomo Mitsui Banking Corp.
	9/2/14 to 1/15/15	0.22 to 0.31 (c)	933,000	933,000
Sumitomo Mitsui Trust Banking Ltd.
	8/27/14 to 11/25/14	0.24 to 0.26	731,000	731,000
Svenska Handelsbanken, Inc.
	9/25/14 to 12/12/14	0.20 to 0.22	300,000	300,004
Toronto-Dominion Bank
	9/11/14 to 6/8/15	0.21 to 0.25 (c)	752,000	752,000
UBS AG
	1/27/15	0.26 (c)	100,000	100,000
				8,953,004
TOTAL CERTIFICATE OF DEPOSIT (Cost $10,287,004)				10,287,004
Financial Company Commercial Paper - 9.2%

Australia & New Zealand Banking Group Ltd.
	9/16/14	0.17	45,000	44,990
BNP Paribas Finance, Inc.
	8/4/14 to 8/6/14	0.13	372,000	371,995
Credit Agricole North America
	8/1/14	0.09	46,000	46,000
Lloyds Bank PLC
	8/4/14 to 8/6/14	0.11	761,437	761,428
Skandinaviska Enskilda Banken AB
	8/11/14 to 8/15/14	0.24	157,000	156,987
Svenska Handelsbanken, Inc.
	9/22/14	0.22	104,000	103,967
Toronto Dominion Holdings (U.S.A.)
	2/3/15	0.24	41,000	40,949
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
	9/11/14 to 10/14/14	0.20% (c)	$ 190,000	$ 190,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,716,316)				1,716,316
Asset Backed Commercial Paper - 0.2%

Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
(Cost $27,993)	8/29/14	0.32	28,000	27,993
Other Commercial Paper - 0.1%

The Coca-Cola Co.
(Cost $19,985)	12/17/14	0.20	20,000	19,985
Treasury Debt - 5.5%

U.S. Treasury Obligations - 5.5%
U.S. Treasury Bills
	8/14/14 to 3/5/15	0.11 to 0.13	552,000	551,813
U.S. Treasury Notes
	8/15/14 to 3/31/15	0.08 to 0.18	473,000	474,342
TOTAL TREASURY DEBT (Cost $1,026,155)				1,026,155
Other Note - 0.9%

Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
(Cost $166,000)	1/15/15 to 1/27/15	0.28 (b)(c)	166,000	166,000
Variable Rate Demand Note - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
(Cost $33,000)	8/7/14	0.15% (c)	$ 33,000	$ 33,000
Government Agency Debt - 10.0%

Federal Agencies - 10.0%
Fannie Mae
	9/11/14 to 10/21/15	0.13 to 0.15 (c)	406,000	405,953
Federal Home Loan Bank
	8/15/14 to 12/11/15	0.08 to 0.20 (c)	1,102,880	1,102,787
Freddie Mac
	6/26/15 to 7/17/15	0.14 (c)	355,000	354,967
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,863,707)				1,863,707
Other Instrument - 6.9%

Time Deposits - 6.9%
Australia & New Zealand Banking Group Ltd.
	8/1/14	0.10	153,000	153,000
Credit Agricole CIB
	8/1/14	0.09	129,000	129,000
DNB Bank ASA
	8/1/14	0.07	930,000	930,000
ING Bank NV
	8/5/14	0.11	73,000	73,000
TOTAL OTHER INSTRUMENT (Cost $1,285,000)				1,285,000
Government Agency Repurchase Agreement - 5.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.08% dated 7/31/14 due 8/1/14 (Collateralized by U.S. Government Obligations) #	$ 49,438	$ 49,438
0.09% dated 7/31/14 due 8/1/14 (Collateralized by U.S. Government Obligations) #	1,035,168	1,035,168
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,084,606)		1,084,606
Other Repurchase Agreement - 6.6%

Other Repurchase Agreement - 6.6%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 7/29/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $7,213,954, 0.5% - 3.5%, 2/15/38 - 8/15/43)	7,000	7,000
0.4%, dated:
7/30/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $76,681,014, 4.75% - 11.38%, 6/15/15 - 2/1/25)	71,006	71,000
7/31/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $71,284,120, 5.65% - 9.25%, 7/15/15 - 3/15/32)	66,005	66,000
0.41%, dated 7/29/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $25,755,013, 3.36%, 6/25/24)	25,002	25,000
0.63%, dated:
6/12/14 due:
9/10/14 (Collateralized by Corporate Obligations valued at $101,607,427, 6.38% - 11.75%, 11/15/15 - 10/15/36)	94,148	94,000
9/12/14 (Collateralized by Corporate Obligations valued at $101,344,889, 0.35% - 11%, 3/1/16 - 7/15/42)	95,153	95,000
6/27/14 due:
9/17/14 (Collateralized by U.S. Government Obligations valued at $30,923,397, 3.36%, 6/25/24)	30,043	30,000
9/24/14 (Collateralized by U.S. Government Obligations valued at $27,830,546, 3.36%, 6/25/24)	27,042	27,000
0.64%, dated:
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $84,367,370, 4.75% - 10.75%, 8/15/15 - 7/1/24)	78,125	78,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.64%, dated:
6/4/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $36,086,669, 3.36%, 6/25/24)	$ 35,056	$ 35,000
0.7%, dated:
4/16/14 due 10/14/14 (Collateralized by U.S. Government Obligations valued at $17,547,071, 3.5% - 5%, 1/20/40 - 7/20/44)	17,060	17,000
4/21/14 due 10/20/14 (Collateralized by U.S. Government Obligations valued at $11,352,452, 0.6%, 11/20/41)	11,039	11,000
J.P. Morgan Clearing Corp. at:
0.59%, dated 6/13/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $29,373,024, 2.13% - 2.88%, 6/1/15 - 12/15/37)	27,054	27,000
0.62%, dated 6/25/14 due 11/24/14 (Collateralized by Equity Securities valued at $33,717,164	31,081	31,000
0.63%, dated 6/19/14 due 10/29/14 (Collateralized by Corporate Obligations valued at $22,845,012, 2.13%, 12/15/37)	21,077	21,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $21,783,919, 2.16%, 12/15/37)	20,064	20,000
J.P. Morgan Securities, Inc. at:
0.16%, dated 7/31/14 due 8/1/14 (Collateralized by Commercial Paper Obligations valued at $14,424,449, 8/11/14)	14,000	14,000
0.2%, dated 7/30/14 due 8/6/14 (Collateralized by U.S. Government Obligations valued at $37,080,411, 5.84% - 7.08%, 6/25/29 - 4/25/44)	36,001	36,000
0.59%, dated 6/4/14 due 10/29/14 (Collateralized by Commercial Paper Obligations valued at $11,345,227, 10/8/14)	11,036	11,000
0.61%, dated:
5/14/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $34,607,217, 5.31%, 1/12/43)	32,114	32,000
6/4/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $72,431,881, 0% - 6.25%, 7/25/20 - 2/12/51)	67,225	67,000
6/16/14 due 10/29/14 (Collateralized by U.S. Government Obligations valued at $124,010,502, 5.25% - 12.5%, 6/1/17 - 9/29/49)	114,290	114,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.61%, dated:
6/19/14 due 10/29/14 (Collateralized by U.S. Government Obligations valued at $7,616,295, 6.38%, 9/1/23)	$ 7,017	$ 7,000
0.62%, dated 7/10/14 due 11/7/14 (Collateralized by Mortgage Loan Obligations valued at $50,780,411, 5.15% - 6.46%, 4/25/35 - 2/15/51)	47,097	47,000
0.63%, dated:
6/18/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $107,002,804, 2.65% - 6.66%, 10/25/35 - 2/12/51)	99,412	99,000
7/16/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $74,541,402, 5.8%, 6/15/49)	69,254	69,000
RBC Capital Markets Co. at:
0.25%, dated 7/22/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $21,623,993, 2% - 11.86%, 10/25/18 - 3/1/44)	21,002	21,000
0.29%, dated 6/23/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $25,751,311, 0% - 16.99%, 10/15/20 - 4/16/44)	25,019	25,000
0.38%, dated 7/21/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $22,682,633, 3.5% - 14.75%, 5/1/16 - 6/15/35)	21,003	21,000
0.4%, dated 7/29/14 due 8/7/14 (Collateralized by Mortgage Loan Obligations valued at $7,557,964, 0.32% - 6.25%, 11/15/26 - 4/20/47)	7,001	7,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,225,000)		1,225,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $18,734,766)		18,734,766
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(141,124)
NET ASSETS - 100%		$ 18,593,642
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,438,000 due 8/01/14 at 0.08%
Citibank NA	$ 18,535
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,649
Wells Fargo Securities LLC	22,254
$ 49,438
$1,035,168,000 due 8/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 207,051
Bank of America NA	243,432
Citibank NA	64,703
Credit Agricole CIB New York Branch	36,973
Credit Suisse Securities (USA) LLC	18,487
Deutsche Bank Securities, Inc.	100,641
HSBC Securities (USA), Inc.	36,973
ING Financial Markets LLC	1,046
J.P. Morgan Securities, Inc.	106,680
Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,846
Morgan Stanley & Co., Inc.	11,092
Societe Generale	110,921
Wells Fargo Securities LLC	81,323
$ 1,035,168
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $18,734,766,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2014

1.804885.110

UST-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 28.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 28.0%
U.S. Treasury Bills
8/14/14 to 3/5/15	0.11 to 0.13%	$ 136,500	$ 136,480
U.S. Treasury Notes
8/15/14 to 4/30/16	0.06 to 0.18 (b)	1,376,498	1,381,775
TOTAL TREASURY DEBT (Cost $1,518,255)			1,518,255
Treasury Repurchase Agreement - 70.1%
	Maturity Amount (000s)
In a joint trading account at 0.08% dated 7/31/14 due 8/1/14:
(Collateralized by U.S. Treasury Obligations) #	$ 2,680,633	2,680,633
(Collateralized by U.S. Treasury Obligations) #	50,285	50,285
With:
Barclays Capital, Inc. at 0.07%, dated:
7/14/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $288,271,012, 0% - 5.50%, 10/31/14 - 8/15/39)	282,245	282,228
7/31/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $145,330,539, 0.13% - 7.63%, 12/31/14 - 2/15/42)	142,037	142,035
BNP Paribas Securities Corp. at:
0.06%, dated 7/11/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $143,829,923, 0.88% - 3.75%, 9/15/16 - 11/15/43)	141,007	141,000
0.07%, dated:
7/22/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $219,333,870, 1% - 1.88%, 6/30/15 - 11/30/19)	215,057	215,029
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.07%, dated:
7/29/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $143,820,909, 0% - 0.75%, 10/2/14 - 3/31/18)	$ 141,018	$ 141,000
Wells Fargo Securities, LLC at 0.08%, dated 7/29/14 due 10/27/14 (Collateralized by U.S. Treasury Obligations valued at $144,984,075, 2.88% - 4.13%, 5/15/15 - 5/15/43)	141,028	141,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $3,793,210)		3,793,210
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $ 5,311,465)		5,311,465
NET OTHER ASSETS (LIABILITIES) - 1.9%		100,459
NET ASSETS - 100%		$ 5,411,924
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,680,633,000 due 8/01/14 at 0.08%
Barclays Capital, Inc.	$ 142,299
Credit Agricole CIB New York Branch	1,007,195
Deutsche Bank Securities, Inc.	142,299
HSBC Securities (USA), Inc.	569,197
Societe Generale	711,496
Wells Fargo Securities LLC	108,147
$ 2,680,633
$50,285,000 due 8/01/14 at 0.08%
Barclays Capital, Inc.	$ 14,048
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,825
Wells Fargo Securities LLC	26,412
$ 50,285
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $5,311,465,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2014

1.804884.110

DTE-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.1% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	$ 4,655	$ 4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.08% 8/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 8/4/14, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	23,700	23,700
		37,555
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.05% 8/7/14, LOC Union Bank NA, VRDN (c)	39,525	39,525
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.06% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,100	1,100
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.06% 8/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,400	13,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.07% 8/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.08% 8/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
		93,430
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,700	11,700
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	16,200	16,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.): - continued
Series 2009 F, 0.06% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	$ 12,050	$ 12,050
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,040	4,040
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.27% 8/7/14, VRDN (c)	1,000	1,000
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.09% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.07% 8/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Series ROC II R 11980 X, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
		155,935
California - 2.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,285	9,285
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.05% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 5,410	$ 5,410
Participating VRDN Series Putters 3878 Q, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,600	2,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 8/7/14, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.06% 8/7/14, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,415	8,415
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.09% 8/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 8/7/14, LOC Bank of America NA, VRDN (c)	10,335	10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.06% 8/7/14, LOC Citibank NA, VRDN (c)	21,000	21,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	5,800	5,800
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	22,050	22,050
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,315	6,315
Series WF 08 29C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,975	7,975
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	$ 7,900	$ 7,900
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
Whittier Health Facilities Rev. Series 2009 A, 0.04% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,700	15,700
		227,925
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,500	5,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,060	3,060
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series EGL 14 0021, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 14 0024, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.16% 8/7/14, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		68,960
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 8/7/14, VRDN (c)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1999 A, 0.24% 8/7/14, VRDN (c)	$ 3,000	$ 3,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		10,500
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	3,400	3,400
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,025	12,025
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	2,900	2,900
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	18,100	18,100
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,800	10,800
Series 2006 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.) Series 2007 B1, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,850	2,850
		87,750
Florida - 2.4%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	6,640	6,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Series WF11 60 C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,800	3,800
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,960	2,960
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,130	11,130
Miami-Dade County Series 2014 A, 0.06% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	14,520	14,520
North Broward Hosp. District Rev. Series 2005 A:
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,700	6,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	10,400	10,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.09% 8/7/14, LOC Bank of America NA, VRDN (c)	8,000	8,000
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	$ 13,190	$ 13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,875	7,875
(Suncoast Hospice Proj.) Series 2004, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	30,005	30,005
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	3,315	3,315
		241,705
Georgia - 3.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.09% 8/7/14, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,735	3,735
Series PZ 271, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	$ 43,140	$ 43,140
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,050	10,050
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.1% 8/1/14, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	146,215	146,215
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	31,450	31,450
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
		366,961
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2009 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	10,400	10,400
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		38,050
Illinois - 7.5%
Chicago Board of Ed. Series 2000 B, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	40,485	40,485
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.09% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 12,600	$ 12,600
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.07% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	38,400	38,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.13% 8/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	18,545	18,545
Series 2004 A2, 0.14% 8/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	35,520	35,520
Series 2004 A3, 0.09% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,085	2,085
DuPage County Rev. (Morton Arboretum Proj.) 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.07% 8/7/14, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,500	12,500
Series 2008 B2, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Series 2008 C, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,240	10,240
(Illinois College Proj.) 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Museum of Science & Industry Proj.) Series 2009 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.1% 8/7/14, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	$ 45,000	$ 45,000
Series 2009 D, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.05% 8/7/14, LOC Northern Trust Co., VRDN (c)	9,900	9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.09% 8/7/14, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	16,305	16,305
(Trinity Int'l. Univ. Proj.) Series 2009, 0.07% 8/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
Participating VRDN:
Series EGL 06 115, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2007 F, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	22,800	22,800
Series 2011 B, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Gen. Oblig. Series 2003 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,245	22,245
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	16,900	16,900
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.06% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	30,000	30,000
Series 2007 A 2C, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	1,100	1,100
Series 2007 A-2A, 0.06% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A1, 0.06% 8/7/14, LOC Citibank NA, VRDN (c)	$ 57,100	$ 57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	6,100	6,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,940	1,940
Series 2008, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	35,885	35,885
		753,885
Indiana - 2.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,500	11,500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.07% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
Series 2008 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Series 2008 H, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,130	9,130
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.06% 8/7/14, VRDN (c)	12,200	12,200
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	19,835	19,835
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,700	$ 4,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 8/7/14, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.07% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,800	1,800
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		223,325
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.05% 8/7/14, LOC Union Bank NA, VRDN (c)	8,670	8,670
Series 2013 B2, 0.06% 8/7/14, LOC Union Bank NA, VRDN (c)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.07% 8/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	67,000	67,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 8/7/14, VRDN (c)	18,500	18,500
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.09% 8/1/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		109,370
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.07% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	21,600	21,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County:
Series 2011 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,600	$ 15,600
Series 2013 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	8,000	8,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,565	4,565
		54,765
Louisiana - 1.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,600	8,600
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.1% 8/7/14, LOC Bank of America NA, VRDN (c)	10,800	10,800
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.28% 8/7/14, VRDN (c)	15,200	15,200
Series 2010 B1, 0.3% 8/7/14, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	21,600	21,600
Series 2010, 0.06% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.06% 8/7/14, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		175,850
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,800	3,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	$ 9,400	$ 9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.05% 8/7/14, LOC Union Bank NA, VRDN (c)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	20,100	20,100
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	3,650	3,650
		41,750
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	21,000	21,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series RBC O 72, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,540	8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		38,740
Michigan - 1.6%
Central Michigan Univ. Rev. Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.09% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	17,850	17,850
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,700	12,700
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	51,100	51,100
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.): - continued
Series 2008 B2, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 23,725	$ 23,725
Participating VRDN Series ROC II R 11676, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	19,295	19,295
		161,130
Minnesota - 0.6%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	16,975	16,975
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	7,115	7,115
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.06% 8/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,000	10,000
		57,480
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.09% 8/7/14, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		35,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 10,470	$ 10,470
Series Putters 3929, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.06% 8/7/14, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Series RBC E 47, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,800	5,800
St. Charles County Pub. Wtr. Sup Series 2011, 0.06% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,595	18,595
		57,950
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,410	31,410
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,410
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Series 2008 D 2B, 0.07% 8/7/14, LOC Royal Bank of Canada, VRDN (c)	45,000	45,000
Series 2008 D1, 0.05% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	4,000	4,000
Series 2008 D3, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	29,600	29,600
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.06% 8/7/14, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN: - continued
Series Putters 3489Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 11,965	$ 11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	55,725	55,725
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.07% 8/7/14, LOC Union Bank NA, VRDN (c)	2,600	2,600
Series 2008 B, 0.06% 8/7/14, LOC Union Bank NA, VRDN (c)	40,875	40,875
Series 2009 A, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	22,170	22,170
Series 2009 B, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,625	13,625
		257,915
New Jersey - 0.5%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,900	17,900
Series Putters 4462, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,900	15,900
Participating VRDN Series Putters 4464, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,900	7,900
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.2% 8/7/14, VRDN (c)	7,100	7,100
		48,800
New Mexico - 0.6%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.06% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,175	5,175
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.11% 8/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	58,140	58,140
		63,315
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 11.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 8/7/14, LOC KeyBank NA, VRDN (c)	$ 700	$ 700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Nassau Health Care Corp. Rev. Series 2009 D1, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,400	5,400
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14045, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.06% 8/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,000	4,000
Series 2004 H2 0.06% 8/7/14, LOC Bank of New York, New York, VRDN (c)	10,355	10,355
Series 2004 H6, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	16,095	16,095
Series 2004 H8, 0.07% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	15,290	15,290
Series 2008 J10, 0.06% 8/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	26,000	26,000
Series 2012 G3, 0.06% 8/7/14 (Liquidity Facility Citibank NA), VRDN (c)	86,000	86,000
Series 2013 A4, 0.05% 8/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2008 E, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	5,500	5,500
(Beekman Tower Proj.) Series 2008 A, 0.14% 8/7/14, LOC RBS Citizens NA, VRDN (c)	47,995	47,995
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	10,100	10,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	$ 11,000	$ 11,000
Series 2009 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	12,800	12,800
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.2% 8/7/14, LOC RBS Citizens NA, VRDN (c)	7,400	7,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.06% 8/7/14, LOC Lloyds Bank PLC, VRDN (c)	11,650	11,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,400	6,400
Series EGL 06 69 Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	330	330
Series Putters 3496Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11930, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2008 B1, 0.06% 8/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	15,600	15,600
Series 2009 BB2, 0.07% 8/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,300	12,300
Series 2014 BB1, 0.07% 8/1/14 (Liquidity Facility Bank of America NA), VRDN (c)	15,000	15,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2001 A, 0.05% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,700	24,700
Series 2013 A, 0.05% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,750	8,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Subseries F5, 0.06% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 23,600	$ 23,600
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0016, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,485	20,485
Series EGL 14 0031, 0.08% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,960	8,960
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.1% 8/7/14, LOC RBS Citizens NA, VRDN (c)	5,400	5,400
(Fordham Univ. Proj.) Series 2008 A2, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	36,350	36,350
(Univ. of Rochester Proj.) Series 2008 A1, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	64,640	64,640
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,540	11,540
Series EGL 07 0002, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series ROC II R 11535, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.05% 8/7/14, LOC Fannie Mae, VRDN (c)	$ 6,100	$ 6,100
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 8/7/14, LOC Bank of America NA, VRDN (c)	7,600	7,600
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	3,000	3,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,000	12,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.05% 8/7/14, LOC Fannie Mae, VRDN (c)	46,400	46,400
Series 2009 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	25,200	25,200
Series 2009 B, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,535	12,535
Series 2011 A2, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
Series 2013 A:
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,600	3,600
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
Series 2013 A3, 0.05% 8/7/14, LOC Bank of America NA, VRDN (c)	21,575	21,575
Series A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	1,700	1,700
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	11,600	11,600
Series 2003 M1, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	26,335	26,335
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.06% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	44,355	44,355
Series 2008 B3V, 0.06% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,200	5,200
Series 2008 B7V, 0.06% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	21,100	21,100
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.09% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2011 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	$ 10,000	$ 10,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series 2005 A2, 0.06% 8/7/14, LOC California Teachers Retirement Sys., VRDN (c)	1,400	1,400
Westchester County Indl. Agcy. Rev. Series 2001, 0.23% 8/7/14, LOC RBS Citizens NA, VRDN (c)	6,290	6,290
		1,145,620
North Carolina - 1.6%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	12,800	12,800
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.07% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	5,500	5,500
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	14,700	14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.08% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.):
Series 2006, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	14,950	14,950
Series 2010, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,835	7,835
Participating VRDN:
Series EGL 06 0139, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 14 0017, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
Participating VRDN: - continued
Series Putters 3331, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,250	$ 1,250
Series Putters 3333, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,895	3,895
Participating VRDN:
Series RBC O 39, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series ROC II R 11806, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.08% 8/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	11,900	11,900
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.05% 8/7/14, LOC Royal Bank of Canada, VRDN (c)	1,950	1,950
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,235	5,235
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		160,270
Ohio - 0.8%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.09% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Series B, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,300	4,300
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	14,055	14,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,000	$ 15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.22% 8/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,700	2,700
Lancaster Port Auth. Gas Rev. 0.09% 8/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,100	14,100
Middletown Hosp. Facilities Rev. Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	4,200	4,200
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,440	2,440
		82,460
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,000	5,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.07% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	51,000	51,000
		66,000
Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	4,105	4,105
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	7,540	7,540
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	4,600	4,600
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.07% 8/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,430	1,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	$ 1,340	$ 1,340
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	5,560	5,560
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.06% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,400	5,400
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	13,500	13,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.13% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,530	22,530
Series 2008 A2, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	12,200	12,200
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	8,400	8,400
Haverford Township School District Series 2009, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	900	900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	6,530	6,530
Lower Merion School District Series 2009 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,800	6,800
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,855	2,855
Series ROC II R 11505, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	$ 6,050	$ 6,050
(Marywood Univ. Proj.) Series 2005 A, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	3,855	3,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,715	4,715
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	6,060	6,060
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	7,430	7,430
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	23,050	23,050
Ridley School District Series 2009, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	7,935	7,935
Series 2009 C, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	1,070	1,070
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 8/7/14, LOC PNC Bank NA, VRDN (c)	17,625	17,625
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	5,720	5,720
Wilkes Barre Gen. Oblig. Series 2004 B, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	650	650
		218,040
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,250	12,250
Series 2008 A, 0.06% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	$ 6,000	$ 6,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,125	20,125
		46,275
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.1% 8/1/14, VRDN (c)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		45,025
Tennessee - 1.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.11% 8/7/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
Series 2003, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	3,900	3,900
Series 2004, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	1,500	1,500
Series 2005, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	16,300	16,300
Series 2008, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	31,500	31,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,745	3,745
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	15,505	15,505
Series 2004, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	19,455	19,455
Series 2006, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	9,500	9,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 3,500	$ 3,500
Series Putters 2631, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		126,105
Texas - 4.7%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.06% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	20,115	20,115
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,665	4,665
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,840	16,840
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.11% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,800	6,800
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	7,700	7,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.19% 8/1/14, VRDN (c)	$ 36,800	$ 36,800
Houston Arpt. Sys. Rev. Series 2010, 0.07% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series Putters 4719, 0.06% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,905	4,905
Series ROC II R 11885X, 0.08% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series 2004 B3, 0.05% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	31,200	31,200
Series 2004 B4, 0.05% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Judson Independent School District Participating VRDN Series MS 06 1859, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.09% 8/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,600	4,600
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 8/1/14, VRDN (c)	5,100	5,100
Series 2010 B, 0.19% 8/1/14, VRDN (c)	3,500	3,500
Series 2010 C, 0.19% 8/1/14, VRDN (c)	18,100	18,100
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.07% 8/7/14 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.07% 8/7/14 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	20,000	20,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,395	5,395
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 2,270	$ 2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
Series 2011 E, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	33,200	33,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.08% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,255	12,255
		471,580
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,800	$ 1,800
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		11,700
Virginia - 0.7%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 D, 0.04% 8/7/14, LOC Bank of Nova Scotia, VRDN (c)	6,500	6,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.06% 8/7/14, LOC Bank of New York, New York, VRDN (c)	8,925	8,925
Series 2008 D2, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,555	8,555
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.12% 8/7/14, LOC Bank of America NA, VRDN (c)	7,605	7,605
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,795	11,795
Series Putters 3036, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,825	5,825
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.04% 8/7/14, LOC PNC Bank NA, VRDN (c)	11,000	11,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		75,370
Washington - 1.3%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 8,285	$ 8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,310	3,310
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,420	6,420
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.11% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series Clipper 05 39, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.09% 8/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.1% 8/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,815	5,815
Series Putters 3856, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.08% 8/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	19,610	19,610
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.07% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Urban Ctr. Apts. Proj.) Series 2012, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,500	$ 2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
		129,535
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.06% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,800	11,800
Series 2009 B, 0.06% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	25,600	25,600
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.08% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		59,900
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.04% 8/7/14, LOC BMO Harris Bank NA, VRDN (c)	7,000	7,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	15,870	15,870
		59,485
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.2% 8/7/14, VRDN (c)	2,600	2,600
Series 1994, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,850
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,156,646)		6,156,646
Other Municipal Debt - 34.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 3.5% 12/1/14	$ 8,475	$ 8,571
Alaska - 0.4%
Anchorage Gen. Oblig.:
Series A, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,500	2,500
Series A1, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,900	2,900
Series B1, 0.1% 8/1/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
TAN 0.5% 9/16/14	22,400	22,412
		35,812
Arizona - 0.5%
Maricopa County Phoenix Union High School District #210 Bonds (School Impt. Proj.) Series 2014 C, 1% 7/1/15	1,100	1,108
Phoenix Civic Impt. Corp. Series 2011 B1, 0.08% 8/14/14, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	15,500	15,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	1,900	1,984
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	4,860	5,017
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.09% 9/10/14, CP	13,100	13,100
		56,009
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	5,200	5,200
California - 6.7%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.09% 9/10/14, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	11,200	11,200
California Gen. Oblig.:
Series 2011 A2, 0.09% 9/2/14, LOC Royal Bank of Canada, CP	12,950	12,950
Series A7, 0.08% 9/24/14, LOC Mizuho Corporate Bank Ltd., CP	3,630	3,630
California Infra Eco Dev. Bank Rev. Bonds 0.05%, tender 4/1/15 (c)	27,000	27,000
California School Cash Reserve Prog. Auth. TRAN Series 2014 L, 2% 10/1/14	4,700	4,715
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	109,000	109,381
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	$ 51,700	$ 52,350
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	3,800	3,800
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	250,000	253,116
Oakland Gen. Oblig. TRAN 1% 6/30/15	55,000	55,446
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.08% 9/8/14, LOC Barclays Bank PLC, CP	66,000	66,000
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	6,400	6,510
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,023
San Francisco County Trans. Auth. Series 2004 A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	28,500	28,500
		673,121
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN Series 2014 A, 1% 6/29/15	35,400	35,684
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	16,900	17,110
Colorado Health Facilities Auth. Rev. Bonds:
(Catholic Health Initiatives Proj.) Series 2009 B, 5%, tender 11/11/14 (c)	830	841
Series 2011 A, 3.5% 2/1/15	2,800	2,846
Denver City & County Board Wtr. Rev. Bonds Series 2012 B, 5% 12/15/14	5,920	6,028
		62,509
Connecticut - 1.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 8/14/14, CP mode	12,600	12,600
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	3,400	3,468
Series 2014 C:
1% 12/15/14	5,100	5,117
2% 6/15/15	15,060	15,305
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	5,400	5,419
1% 12/5/14	24,955	25,032
1% 3/23/15	22,574	22,700
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	7,600	7,677
		97,318
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	$ 61,700	$ 61,885
District of Columbia Rev. Bonds Series 2000, 0.09% tender 9/4/14, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	2,600	2,600
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A1, 0.08% 8/11/14, LOC Sumitomo Mitsui Banking Corp., CP	5,000	5,000
		79,885
Florida - 1.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 8/12/14, LOC Bank of America NA, CP mode	7,340	7,340
Florida Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/15	1,525	1,593
Series 2011 A, 5% 7/1/15	1,030	1,076
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	5,500	5,744
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 9/2/14, LOC JPMorgan Chase Bank, CP	3,364	3,364
0.07% 9/2/14, LOC JPMorgan Chase Bank, CP	5,563	5,563
0.08% 8/5/14, LOC JPMorgan Chase Bank, CP	7,306	7,306
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.08% 9/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
0.09% 8/28/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,400	7,400
0.09% 10/30/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
0.11% 8/14/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,210	9,210
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1:
0.08% 8/5/14, CP	9,200	9,200
0.08% 8/5/14, CP	5,300	5,300
Jacksonville Gen. Oblig. Series A, 0.08% 8/27/14, LOC Barclays Bank PLC, CP	5,900	5,900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/14	3,450	3,478
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,003
Miami-Dade County School District TAN Series 2014, 1% 2/24/15	80,100	80,511
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2009 C, 5% 10/1/14	1,000	1,008
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.14%, tender 2/26/15 (c)	$ 7,000	$ 7,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.14%, tender 2/26/15 (c)	4,800	4,800
		177,896
Georgia - 1.4%
Cobb County Gen. Obligations TAN 0.5% 11/28/14	12,200	12,216
Fulton County Gen. Oblig. TAN 1% 12/31/14	77,100	77,391
Georgia Gen. Oblig. Bonds:
Series 1996 B, 4.8% 4/1/15	1,000	1,031
Series 2009 G, 5% 11/1/14	1,200	1,215
Series 2010 B, 5% 10/1/14	7,000	7,057
Series 2012 C, 5% 9/1/14	2,700	2,711
Series 2013 A, 5% 1/1/15	2,000	2,040
Series 2014 A, 5% 2/1/15	8,300	8,503
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.09% tender 9/10/14, LOC Barclays Bank PLC, CP mode	7,500	7,500
Series B:
0.06% 8/12/14, LOC TD Banknorth, NA, CP	10,600	10,600
0.07% 8/4/14, LOC PNC Bank NA, CP	1,457	1,457
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,800	5,800
		143,521
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	8,100	8,100
Idaho - 0.6%
Idaho Gen. Oblig. TAN 2% 6/30/15	64,100	65,204
Illinois - 0.7%
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	3,990	3,999
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 9/16/14, LOC PNC Bank NA, CP	8,900	8,900
0.08% 10/16/14, LOC PNC Bank NA, CP	8,900	8,900
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sister Svcs. Proj.) Series 2012 H, 0.09% tender 12/3/14, CP mode	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. Bonds: - continued
Series 2012 H:
0.08% tender 8/5/14, CP mode	$ 12,500	$ 12,500
0.09% tender 10/7/14, CP mode	14,000	14,000
Series 2012 I, 0.08% tender 8/6/14, CP mode	5,900	5,900
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.13%, tender 7/16/15 (c)	5,000	5,000
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	1,000	1,042
		66,141
Indiana - 2.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 10/1/14, CP mode	29,800	29,800
0.08% tender 8/7/14, CP mode	12,200	12,200
2% 2/1/15	9,288	9,374
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A1, 1.5%, tender 8/1/14 (c)	3,000	3,000
Indianapolis Gas Util. Sys. Rev. 0.09% 9/4/14, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.3%, tender 11/18/14 (c)	201,000	201,000
		261,474
Kansas - 0.4%
City of Lawrence Kansas Gen. Oblig. BAN:
Series 2014 l, 5% 5/1/15	425	440
1.5% 10/1/14	10,700	10,723
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.29% 9/1/14 (c)	8,500	8,501
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	22,555	22,555
		42,219
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 8/11/14, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 8/11/14, CP mode	6,500	6,500
		9,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Baltimore County Gen. Oblig.:
0.07% 9/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 15,600	$ 15,600
0.07% 9/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,000	12,000
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,000	12,000
Maryland Gen. Oblig. Bonds:
Second Series 2010 B, 5% 8/1/14	1,000	1,000
Series 2014 C, 5% 8/1/15	5,000	5,243
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.09%, tender 9/2/14 (c)	6,900	6,900
		67,493
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.27% tender 8/8/14, CP mode	2,150	2,150
0.27% tender 8/11/14, CP mode	10,600	10,600
Series 1993 A, 0.27% tender 8/11/14, CP mode	18,100	18,100
Series 1993 B, 0.37% tender 8/4/14, CP mode	4,050	4,050
		34,900
Michigan - 0.4%
Michigan Bldg. Auth. Rev. 0.09% 8/21/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,500	7,500
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (c)	1,500	1,507
(Trinity Health Sys. Proj.) Series 2008 C:
0.05% tender 8/4/14, CP mode	6,600	6,600
0.07% tender 10/3/14, CP mode	7,695	7,695
0.08% tender 8/6/14, CP mode	5,900	5,900
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.05% tender 8/12/14, CP mode	5,200	5,200
Series JI, 0.06% 8/11/14, CP	4,410	4,410
		38,812
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.6%
Minnesota Gen. Oblig. Bonds:
Series 2008 C, 5% 8/1/15	$ 2,000	$ 2,097
Series 2009 H, 5% 11/1/14	8,900	9,009
Series 2010 A:
5% 8/1/14	2,500	2,500
5% 8/1/15	4,000	4,194
Series 2010 E, 5% 8/1/14	1,000	1,000
Series 2012 A, 5% 8/1/14	7,300	7,300
Series 2013 B, 5% 8/1/14	5,000	5,000
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	2,580	2,634
Univ. of Minnesota Gen. Oblig. Series 2007 B, 0.08% 8/11/14, CP	4,800	4,800
Univ. of Minnesota Rev. Series 2005 A:
0.05% 8/5/14, CP	13,000	13,000
0.08% 8/4/14, CP	5,400	5,400
		62,134
Missouri - 0.0%
Kansas City Spl. Oblig. Bonds 2% 9/1/14	440	441
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.13%, tender 2/26/15 (c)	4,700	4,700
		5,141
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2013 A, 5% 1/1/15	2,700	2,755
Series A, 0.05% 8/11/14, CP	24,600	24,600
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	7,393	7,536
Series A:
0.09% 9/4/14, CP	12,000	12,000
0.1% 8/1/14, CP	7,500	7,500
0.1% 8/6/14, CP	6,600	6,600
0.11% 11/5/14, CP	7,000	7,000
		67,991
Nevada - 0.2%
Clark County School District Bonds Series 2013 B, 5% 6/15/15	5,000	5,212
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.1% 10/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 4,500	$ 4,500
Series 2006 B, 0.08% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
		17,712
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.37% tender 9/12/14, CP mode	3,000	3,000
New Jersey - 1.2%
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	4,400	4,424
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	50,400	50,400
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	28,750	28,750
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	24,000	24,000
Series Putters 4461, 0.11%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,600	9,600
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,421
		122,595
New York - 0.1%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.1% 11/5/14, CP	5,000	5,000
		13,200
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D, 0.09% 8/6/14, CP	5,000	5,000
Mecklenburg County Gen. Oblig. Bonds 5% 3/1/15	375	385
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/15	325	334
Series 2010 A, 5% 5/1/15	5,600	5,803
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Bonds: - continued
Series 2010 B, 5% 6/1/15	$ 3,205	$ 3,334
Series 2013 C, 3.5% 5/1/15	4,250	4,358
		19,214
Ohio - 0.3%
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.09%, tender 6/3/15 (c)	3,500	3,500
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,414
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.09% tender 11/5/14, CP mode	3,000	3,000
Series 2008 B6:
0.09% tender 11/5/14, CP mode	15,000	15,000
0.1% tender 10/6/14, CP mode	10,000	10,000
		33,914
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.09% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.1% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.1% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		19,000
Oregon - 0.7%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.11%, tender 10/1/14 (c)	5,200	5,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 5,900	$ 5,900
TAN Series 2014 A, 2% 6/15/15	55,200	56,102
		67,202
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	4,500	4,582
South Carolina - 0.2%
Richland County Gen. Oblig. Bonds (Richland Library Projs.) Series 2014 A, 2% 3/1/15	2,640	2,668
South Carolina Gen. Oblig. Bonds Series 2013 A, 2% 10/1/14	3,405	3,415
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009 E, 5% 1/1/15	4,000	4,080
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) Series 1990, 0.27% tender 8/1/14, CP mode	7,200	7,200
		17,363
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	9,950	10,110
Texas - 8.8%
Austin Elec. Util. Sys. Rev.:
Series A:
0.06% 8/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,540	6,540
0.06% 8/20/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,540	7,540
0.08% 9/2/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.1% 8/11/14, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Harris County Gen. Oblig.:
Series A1:
0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,450	5,450
0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	400	400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series A1:
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 2,100	$ 2,100
Series D, 0.09% 9/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	4,355	4,355
TAN Series 2014:
1% 2/27/15 (b)	31,000	31,158
2% 2/27/15 (b)	3,200	3,234
Harris County Metropolitan Trans. Auth.:
Series A1:
0.09% 9/8/14 (Liquidity Facility JPMorgan Chase Bank), CP	21,700	21,700
0.13% 12/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 12/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig. TRAN Series 2014, 1% 6/30/15	3,200	3,226
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.1% 10/16/14, CP	2,300	2,300
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/14	4,610	4,674
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,645	5,645
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	3,570	3,577
Lower Colorado River Auth. Rev.:
Series A:
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	7,850	7,850
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	3,900	3,900
0.09% 10/7/14, LOC JPMorgan Chase Bank, CP	16,150	16,150
0.08% 8/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.1% 10/7/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,600	9,600
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Series A:
Plano Independent School District Bonds Series 2012, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	$ 1,985	$ 2,026
San Antonio Wtr. Sys. Rev. Bonds Series 2014 A, 2% 5/15/15	3,140	3,186
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.) Series 2013 B, 0.15%, tender 2/26/15 (c)	3,200	3,200
Series 2014, 3% 12/1/14	2,320	2,342
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15	2,490	2,545
Texas A&M Univ. Rev. Series 1993 B:
0.08% 10/6/14, CP	6,526	6,526
0.1% 8/7/14, CP	6,500	6,500
Texas Gen. Oblig. TRAN Series 2013, 2% 8/28/14	492,330	492,991
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 9/10/14, LOC Barclays Bank PLC, CP	17,800	17,800
0.1% 8/5/14, LOC Barclays Bank PLC, CP	3,200	3,200
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/15	4,400	4,596
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006, 5% 4/1/15	5,725	5,911
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	3,030	3,170
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.05% 8/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.05% 8/12/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,392	19,392
0.05% 8/19/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.06% 9/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
0.07% 8/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,100	3,100
0.07% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,500	5,500
0.07% 10/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.07% 10/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,400	4,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 6,000	$ 6,000
0.08% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.08% 8/11/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
0.08% 8/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,000	4,000
0.08% 10/9/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
Upper Trinity Reg'l. Wtr. District Series A:
0.07% 8/5/14, LOC Bank of America NA, CP	6,750	6,750
0.07% 8/5/14, LOC Bank of America NA, CP	2,500	2,500
		889,339
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,525	3,525
Utah Gen. Oblig. Bonds Series 2011 A, 5% 7/1/15	2,000	2,089
		5,614
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.09% 11/6/14, LOC JPMorgan Chase Bank, CP	5,050	5,050
Virginia - 0.7%
Fairfax County Gen. Oblig. Bonds Series 2013 A, 3% 10/1/14	4,070	4,088
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 2/26/15 (c)	7,700	7,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.18%, tender 2/26/15 (c)	17,160	17,160
Series 2012 A, 0.14%, tender 2/26/15 (c)	13,100	13,100
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.1% 8/20/14, CP	5,200	5,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Progs.) Series 2014 B, 5% 2/1/15	3,060	3,134
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,640	8,640
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	$ 3,330	$ 3,330
Series 2006 A, 5% 8/1/14	5,135	5,135
Series 2014 B, 3% 8/1/14	1,270	1,270
		68,757
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
King County Swr. Rev. Bonds 5% 1/1/15	1,000	1,020
Seattle Gen. Oblig. Bonds Series 2012, 3% 12/1/14	2,495	2,519
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	2,500	2,500
Series 2010 B, 5% 2/1/15	5,030	5,152
Series 2011 A, 5% 2/1/15	3,310	3,390
Washington Gen. Oblig. Bonds:
Series 2008 D, 5% 1/1/15	8,350	8,520
Series 2010 B, 5% 1/1/15	1,250	1,275
Series 2014 AR, 3% 7/1/15	4,135	4,244
Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		56,985
Wisconsin - 0.8%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	5,900	6,090
RAN Series 2014 RI, 1% 12/23/14	8,300	8,329
Wisconsin Gen. Oblig.:
Bonds 5% 5/1/15	10,000	10,364
Series 2005 A, 0.1% 8/20/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2013 A:
0.07% 8/7/14 (Liquidity Facility Bank of New York, New York), CP	6,915	6,915
0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	5,800	5,800
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.12%, tender 2/26/15 (c)	4,405	4,405
Series 2014 B1, 0.15%, tender 2/26/15 (c)	5,200	5,200
Wisconsin Health & Edl. Facilities Auth. Bonds Series 2014 A, 1% 12/1/14	3,820	3,831
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 J, 0.09% tender 10/7/14, CP mode	$ 3,260	$ 3,260
Wisconsin Trans. Rev.:
Series 1997 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.09% 10/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
Series 2013 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,515	7,515
		85,260
TOTAL OTHER MUNICIPAL DEBT (Cost $3,507,948)		3,507,948
Investment Company - 3.8%
	Share
Fidelity Tax-Free Cash Central Fund, 0.07% (d)(e) (Cost $381,876)	381,876,000	381,876
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,046,470)		10,046,470
NET OTHER ASSETS (LIABILITIES) - 0.6%		58,290
NET ASSETS - 100%		$ 10,104,760
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $186,055,000 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,555
	Acquisition Date	Cost (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 50,400
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 28,750
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000
	Acquisition Date	Cost (000s)
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.11%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 9,600
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	5/12/11	$ 5,645
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,900
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$ 5,800
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$ 5,200
	Acquisition Date	Cost (000s)
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,640
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 221
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $10,046,470,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

July 31, 2014

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.108

FTF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.1% 8/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	$ 4,655	$ 4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.08% 8/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.07% 8/4/14, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	23,700	23,700
		37,555
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.05% 8/7/14, LOC Union Bank NA, VRDN (c)	39,525	39,525
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.06% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,100	1,100
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.06% 8/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,400	13,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.07% 8/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.08% 8/7/14 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
		93,430
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,700	11,700
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	16,200	16,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.): - continued
Series 2009 F, 0.06% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	$ 12,050	$ 12,050
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,040	4,040
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.27% 8/7/14, VRDN (c)	1,000	1,000
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.09% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.07% 8/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Series ROC II R 11980 X, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	4,970	4,970
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
		155,935
California - 2.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,285	9,285
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.05% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 5,410	$ 5,410
Participating VRDN Series Putters 3878 Q, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,600	2,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 8/7/14, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.06% 8/7/14, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,415	8,415
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.09% 8/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 8/7/14, LOC Bank of America NA, VRDN (c)	10,335	10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.06% 8/7/14, LOC Citibank NA, VRDN (c)	21,000	21,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	5,800	5,800
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	22,050	22,050
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,315	6,315
Series WF 08 29C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,975	7,975
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	$ 7,900	$ 7,900
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
Whittier Health Facilities Rev. Series 2009 A, 0.04% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,700	15,700
		227,925
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,500	5,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,060	3,060
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series EGL 14 0021, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 14 0024, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.16% 8/7/14, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		68,960
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.2% 8/7/14, VRDN (c)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1999 A, 0.24% 8/7/14, VRDN (c)	$ 3,000	$ 3,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
		10,500
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	3,400	3,400
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,200	4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,025	12,025
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	2,900	2,900
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	18,100	18,100
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,800	10,800
Series 2006 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.) Series 2007 B1, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,850	2,850
		87,750
Florida - 2.4%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	6,640	6,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	21,840	21,840
Series MS 3059, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Series WF11 60 C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,800	3,800
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,960	2,960
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	6,900	6,900
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,130	11,130
Miami-Dade County Series 2014 A, 0.06% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	14,520	14,520
North Broward Hosp. District Rev. Series 2005 A:
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,700	6,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	10,400	10,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.09% 8/7/14, LOC Bank of America NA, VRDN (c)	8,000	8,000
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	$ 13,190	$ 13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,875	7,875
(Suncoast Hospice Proj.) Series 2004, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,300	1,300
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	30,005	30,005
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	3,315	3,315
		241,705
Georgia - 3.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.09% 8/7/14, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,735	3,735
Series PZ 271, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	$ 43,140	$ 43,140
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,050	10,050
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.1% 8/1/14, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	146,215	146,215
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	31,450	31,450
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
		366,961
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,400	12,400
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	2,000	2,000
Series 2009 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	10,400	10,400
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	7,700	7,700
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		38,050
Illinois - 7.5%
Chicago Board of Ed. Series 2000 B, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	40,485	40,485
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.09% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 12,600	$ 12,600
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.07% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	38,400	38,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.13% 8/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	18,545	18,545
Series 2004 A2, 0.14% 8/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	35,520	35,520
Series 2004 A3, 0.09% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,085	2,085
DuPage County Rev. (Morton Arboretum Proj.) 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.07% 8/7/14, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,500	12,500
Series 2008 B2, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Series 2008 C, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	10,240	10,240
(Illinois College Proj.) 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Museum of Science & Industry Proj.) Series 2009 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.1% 8/7/14, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	$ 45,000	$ 45,000
Series 2009 D, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.05% 8/7/14, LOC Northern Trust Co., VRDN (c)	9,900	9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.09% 8/7/14, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	16,305	16,305
(Trinity Int'l. Univ. Proj.) Series 2009, 0.07% 8/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
Participating VRDN:
Series EGL 06 115, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2007 F, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	22,800	22,800
Series 2011 B, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Gen. Oblig. Series 2003 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,245	22,245
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	16,900	16,900
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.06% 8/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.06% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	30,000	30,000
Series 2007 A 2C, 0.06% 8/7/14, LOC Northern Trust Co., VRDN (c)	1,100	1,100
Series 2007 A-2A, 0.06% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A1, 0.06% 8/7/14, LOC Citibank NA, VRDN (c)	$ 57,100	$ 57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	6,100	6,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,940	1,940
Series 2008, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	35,885	35,885
		753,885
Indiana - 2.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,500	11,500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.07% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
Series 2008 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Series 2008 H, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	9,130	9,130
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.06% 8/7/14, VRDN (c)	12,200	12,200
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	19,835	19,835
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2008, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,700	$ 4,700
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.06% 8/7/14, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.07% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,800	1,800
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		223,325
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.05% 8/7/14, LOC Union Bank NA, VRDN (c)	8,670	8,670
Series 2013 B2, 0.06% 8/7/14, LOC Union Bank NA, VRDN (c)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.07% 8/7/14 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	67,000	67,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 8/7/14, VRDN (c)	18,500	18,500
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.09% 8/1/14, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		109,370
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.07% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	21,600	21,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County:
Series 2011 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,600	$ 15,600
Series 2013 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	8,000	8,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,565	4,565
		54,765
Louisiana - 1.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	8,600	8,600
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.1% 8/7/14, LOC Bank of America NA, VRDN (c)	10,800	10,800
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.28% 8/7/14, VRDN (c)	15,200	15,200
Series 2010 B1, 0.3% 8/7/14, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	21,600	21,600
Series 2010, 0.06% 8/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.06% 8/7/14, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		175,850
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,800	3,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	$ 9,400	$ 9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.05% 8/7/14, LOC Union Bank NA, VRDN (c)	8,600	8,600
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	20,100	20,100
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	3,650	3,650
		41,750
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	21,000	21,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series RBC O 72, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,540	8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		38,740
Michigan - 1.6%
Central Michigan Univ. Rev. Series 2008 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.09% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	17,850	17,850
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	12,700	12,700
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	51,100	51,100
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	16,610	16,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.): - continued
Series 2008 B2, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 23,725	$ 23,725
Participating VRDN Series ROC II R 11676, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	19,295	19,295
		161,130
Minnesota - 0.6%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	16,975	16,975
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	7,115	7,115
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.06% 8/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,000	10,000
		57,480
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.09% 8/7/14, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
		35,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 10,470	$ 10,470
Series Putters 3929, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.06% 8/7/14, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Series RBC E 47, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,800	5,800
St. Charles County Pub. Wtr. Sup Series 2011, 0.06% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	18,595	18,595
		57,950
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,410	31,410
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,410
Nevada - 2.5%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,900	6,900
Series 2008 D 2B, 0.07% 8/7/14, LOC Royal Bank of Canada, VRDN (c)	45,000	45,000
Series 2008 D1, 0.05% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	4,000	4,000
Series 2008 D3, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	29,600	29,600
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,940	3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.06% 8/7/14, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN: - continued
Series Putters 3489Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 11,965	$ 11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,115	10,115
Reno Cap. Impt. Rev. Series 2005 A, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	55,725	55,725
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.07% 8/7/14, LOC Union Bank NA, VRDN (c)	2,600	2,600
Series 2008 B, 0.06% 8/7/14, LOC Union Bank NA, VRDN (c)	40,875	40,875
Series 2009 A, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	22,170	22,170
Series 2009 B, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	13,625	13,625
		257,915
New Jersey - 0.5%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,900	17,900
Series Putters 4462, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,900	15,900
Participating VRDN Series Putters 4464, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,900	7,900
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.2% 8/7/14, VRDN (c)	7,100	7,100
		48,800
New Mexico - 0.6%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.06% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,175	5,175
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.11% 8/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	58,140	58,140
		63,315
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - 11.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 8/7/14, LOC KeyBank NA, VRDN (c)	$ 700	$ 700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Nassau Health Care Corp. Rev. Series 2009 D1, 0.08% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,400	5,400
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14045, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.06% 8/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,000	4,000
Series 2004 H2 0.06% 8/7/14, LOC Bank of New York, New York, VRDN (c)	10,355	10,355
Series 2004 H6, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	16,095	16,095
Series 2004 H8, 0.07% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	15,290	15,290
Series 2008 J10, 0.06% 8/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	26,000	26,000
Series 2012 G3, 0.06% 8/7/14 (Liquidity Facility Citibank NA), VRDN (c)	86,000	86,000
Series 2013 A4, 0.05% 8/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2008 E, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	5,500	5,500
(Beekman Tower Proj.) Series 2008 A, 0.14% 8/7/14, LOC RBS Citizens NA, VRDN (c)	47,995	47,995
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	10,100	10,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	$ 11,000	$ 11,000
Series 2009 A, 0.07% 8/7/14, LOC Freddie Mac, VRDN (c)	12,800	12,800
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.2% 8/7/14, LOC RBS Citizens NA, VRDN (c)	7,400	7,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.06% 8/7/14, LOC Lloyds Bank PLC, VRDN (c)	11,650	11,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series BC 13 3WX, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,400	6,400
Series EGL 06 69 Class A, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	330	330
Series Putters 3496Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11930, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2008 B1, 0.06% 8/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	15,600	15,600
Series 2009 BB2, 0.07% 8/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	12,300	12,300
Series 2014 BB1, 0.07% 8/1/14 (Liquidity Facility Bank of America NA), VRDN (c)	15,000	15,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2001 A, 0.05% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,700	24,700
Series 2013 A, 0.05% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	8,750	8,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Subseries F5, 0.06% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 23,600	$ 23,600
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0016, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	20,485	20,485
Series EGL 14 0031, 0.08% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,960	8,960
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	120,375	120,375
(College of New Rochelle Proj.) Series 2008, 0.1% 8/7/14, LOC RBS Citizens NA, VRDN (c)	5,400	5,400
(Fordham Univ. Proj.) Series 2008 A2, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	36,350	36,350
(Univ. of Rochester Proj.) Series 2008 A1, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	64,640	64,640
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,540	11,540
Series EGL 07 0002, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series ROC II R 11535, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.05% 8/7/14, LOC Fannie Mae, VRDN (c)	$ 6,100	$ 6,100
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 8/7/14, LOC Bank of America NA, VRDN (c)	7,600	7,600
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (c)	3,000	3,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,000	12,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.05% 8/7/14, LOC Fannie Mae, VRDN (c)	46,400	46,400
Series 2009 A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	25,200	25,200
Series 2009 B, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,535	12,535
Series 2011 A2, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
Series 2013 A:
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,600	3,600
0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
Series 2013 A3, 0.05% 8/7/14, LOC Bank of America NA, VRDN (c)	21,575	21,575
Series A, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	1,700	1,700
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	11,600	11,600
Series 2003 M1, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	26,335	26,335
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.06% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	44,355	44,355
Series 2008 B3V, 0.06% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,200	5,200
Series 2008 B7V, 0.06% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	21,100	21,100
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.09% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2011 B, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	$ 10,000	$ 10,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series 2005 A2, 0.06% 8/7/14, LOC California Teachers Retirement Sys., VRDN (c)	1,400	1,400
Westchester County Indl. Agcy. Rev. Series 2001, 0.23% 8/7/14, LOC RBS Citizens NA, VRDN (c)	6,290	6,290
		1,145,620
North Carolina - 1.6%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.06% 8/7/14, LOC Bank of America NA, VRDN (c)	12,800	12,800
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, 0.07% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	5,500	5,500
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	14,700	14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.08% 8/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.):
Series 2006, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	14,950	14,950
Series 2010, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,835	7,835
Participating VRDN:
Series EGL 06 0139, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 14 0017, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
Participating VRDN: - continued
Series Putters 3331, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,250	$ 1,250
Series Putters 3333, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,895	3,895
Participating VRDN:
Series RBC O 39, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,900	1,900
Series ROC II R 11806, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.08% 8/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	11,900	11,900
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.05% 8/7/14, LOC Royal Bank of Canada, VRDN (c)	1,950	1,950
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,235	5,235
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		160,270
Ohio - 0.8%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.09% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Series B, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,300	4,300
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	2,040	2,040
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	14,055	14,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,000	$ 15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.22% 8/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,700	2,700
Lancaster Port Auth. Gas Rev. 0.09% 8/1/14 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,100	14,100
Middletown Hosp. Facilities Rev. Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	4,200	4,200
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,440	2,440
		82,460
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,000	5,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.07% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	51,000	51,000
		66,000
Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	4,105	4,105
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	7,540	7,540
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	3,550	3,550
(United Jewish Federation Proj.) Series 1996 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	4,600	4,600
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.07% 8/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,430	1,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	$ 1,340	$ 1,340
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	5,560	5,560
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.06% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,400	5,400
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.06% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	13,500	13,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.13% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,530	22,530
Series 2008 A2, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	12,200	12,200
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	8,400	8,400
Haverford Township School District Series 2009, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	900	900
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	6,530	6,530
Lower Merion School District Series 2009 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,800	6,800
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,855	2,855
Series ROC II R 11505, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	$ 6,050	$ 6,050
(Marywood Univ. Proj.) Series 2005 A, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	3,855	3,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,715	4,715
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	6,060	6,060
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	7,430	7,430
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	23,050	23,050
Ridley School District Series 2009, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Somerset County Gen. Oblig.:
Series 2009 A, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	7,935	7,935
Series 2009 C, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	1,070	1,070
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 8/7/14, LOC PNC Bank NA, VRDN (c)	17,625	17,625
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.07% 8/7/14, LOC PNC Bank NA, VRDN (c)	5,720	5,720
Wilkes Barre Gen. Oblig. Series 2004 B, 0.06% 8/7/14, LOC PNC Bank NA, VRDN (c)	650	650
		218,040
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,250	12,250
Series 2008 A, 0.06% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (c)	$ 6,000	$ 6,000
(Roger Williams Univ. Proj.) Series 2008 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	20,125	20,125
		46,275
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,600	17,600
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.1% 8/1/14, VRDN (c)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		45,025
Tennessee - 1.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.11% 8/7/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
Series 2003, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	3,900	3,900
Series 2004, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	1,500	1,500
Series 2005, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	16,300	16,300
Series 2008, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	31,500	31,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,745	3,745
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	15,505	15,505
Series 2004, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	19,455	19,455
Series 2006, 0.08% 8/1/14, LOC Bank of America NA, VRDN (c)	9,500	9,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 3,500	$ 3,500
Series Putters 2631, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		126,105
Texas - 4.7%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.06% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	20,115	20,115
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,665	4,665
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,840	16,840
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.11% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,800	6,800
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.05% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.07% 8/7/14, LOC Bank of America NA, VRDN (c)	7,700	7,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.19% 8/1/14, VRDN (c)	$ 36,800	$ 36,800
Houston Arpt. Sys. Rev. Series 2010, 0.07% 8/7/14, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Series Putters 4719, 0.06% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,905	4,905
Series ROC II R 11885X, 0.08% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series 2004 B3, 0.05% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	31,200	31,200
Series 2004 B4, 0.05% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Judson Independent School District Participating VRDN Series MS 06 1859, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.09% 8/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,600	4,600
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 8/1/14, VRDN (c)	5,100	5,100
Series 2010 B, 0.19% 8/1/14, VRDN (c)	3,500	3,500
Series 2010 C, 0.19% 8/1/14, VRDN (c)	18,100	18,100
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.07% 8/7/14 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.07% 8/7/14 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	20,000	20,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series RBC 075, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,395	5,395
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 2,270	$ 2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
Series 2011 E, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.07% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	7,800	7,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	33,200	33,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.08% 8/7/14, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.08% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,255	12,255
		471,580
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,800	$ 1,800
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		11,700
Virginia - 0.7%
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 D, 0.04% 8/7/14, LOC Bank of Nova Scotia, VRDN (c)	6,500	6,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.05% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,450	3,450
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.06% 8/7/14, LOC Bank of New York, New York, VRDN (c)	8,925	8,925
Series 2008 D2, 0.05% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,555	8,555
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.12% 8/7/14, LOC Bank of America NA, VRDN (c)	7,605	7,605
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.06% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,795	11,795
Series Putters 3036, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,825	5,825
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.04% 8/7/14, LOC PNC Bank NA, VRDN (c)	11,000	11,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.07% 8/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		75,370
Washington - 1.3%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 8,285	$ 8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,310	3,310
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.06% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,420	6,420
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.11% 8/7/14 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series Clipper 05 39, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.09% 8/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.1% 8/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,815	5,815
Series Putters 3856, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.08% 8/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.06% 8/7/14, LOC Freddie Mac, VRDN (c)	19,610	19,610
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.07% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Urban Ctr. Apts. Proj.) Series 2012, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,500	$ 2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.07% 8/7/14, LOC Fannie Mae, VRDN (c)	3,750	3,750
		129,535
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.06% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,800	11,800
Series 2009 B, 0.06% 8/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	25,600	25,600
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.08% 8/7/14, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		59,900
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.04% 8/7/14, LOC BMO Harris Bank NA, VRDN (c)	7,000	7,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.05% 8/7/14, LOC PNC Bank NA, VRDN (c)	15,870	15,870
		59,485
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.2% 8/7/14, VRDN (c)	2,600	2,600
Series 1994, 0.05% 8/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,850
TOTAL VARIABLE RATE DEMAND NOTE (Cost $6,156,646)		6,156,646
Other Municipal Debt - 34.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 3.5% 12/1/14	$ 8,475	$ 8,571
Alaska - 0.4%
Anchorage Gen. Oblig.:
Series A, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,500	2,500
Series A1, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	2,900	2,900
Series B1, 0.1% 8/1/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
TAN 0.5% 9/16/14	22,400	22,412
		35,812
Arizona - 0.5%
Maricopa County Phoenix Union High School District #210 Bonds (School Impt. Proj.) Series 2014 C, 1% 7/1/15	1,100	1,108
Phoenix Civic Impt. Corp. Series 2011 B1, 0.08% 8/14/14, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	15,500	15,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	1,900	1,984
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	4,860	5,017
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.09% 9/10/14, CP	13,100	13,100
		56,009
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	5,200	5,200
California - 6.7%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.09% 9/10/14, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	11,200	11,200
California Gen. Oblig.:
Series 2011 A2, 0.09% 9/2/14, LOC Royal Bank of Canada, CP	12,950	12,950
Series A7, 0.08% 9/24/14, LOC Mizuho Corporate Bank Ltd., CP	3,630	3,630
California Infra Eco Dev. Bank Rev. Bonds 0.05%, tender 4/1/15 (c)	27,000	27,000
California School Cash Reserve Prog. Auth. TRAN Series 2014 L, 2% 10/1/14	4,700	4,715
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	109,000	109,381
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	$ 51,700	$ 52,350
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	3,800	3,800
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	250,000	253,116
Oakland Gen. Oblig. TRAN 1% 6/30/15	55,000	55,446
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.08% 9/8/14, LOC Barclays Bank PLC, CP	66,000	66,000
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	6,400	6,510
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,023
San Francisco County Trans. Auth. Series 2004 A, 0.09% 8/7/14, LOC Wells Fargo Bank NA, CP	28,500	28,500
		673,121
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN Series 2014 A, 1% 6/29/15	35,400	35,684
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	16,900	17,110
Colorado Health Facilities Auth. Rev. Bonds:
(Catholic Health Initiatives Proj.) Series 2009 B, 5%, tender 11/11/14 (c)	830	841
Series 2011 A, 3.5% 2/1/15	2,800	2,846
Denver City & County Board Wtr. Rev. Bonds Series 2012 B, 5% 12/15/14	5,920	6,028
		62,509
Connecticut - 1.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 8/14/14, CP mode	12,600	12,600
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	3,400	3,468
Series 2014 C:
1% 12/15/14	5,100	5,117
2% 6/15/15	15,060	15,305
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	5,400	5,419
1% 12/5/14	24,955	25,032
1% 3/23/15	22,574	22,700
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	7,600	7,677
		97,318
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	$ 61,700	$ 61,885
District of Columbia Rev. Bonds Series 2000, 0.09% tender 9/4/14, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	2,600	2,600
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A1, 0.08% 8/11/14, LOC Sumitomo Mitsui Banking Corp., CP	5,000	5,000
		79,885
Florida - 1.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 8/12/14, LOC Bank of America NA, CP mode	7,340	7,340
Florida Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/15	1,525	1,593
Series 2011 A, 5% 7/1/15	1,030	1,076
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	5,500	5,744
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 9/2/14, LOC JPMorgan Chase Bank, CP	3,364	3,364
0.07% 9/2/14, LOC JPMorgan Chase Bank, CP	5,563	5,563
0.08% 8/5/14, LOC JPMorgan Chase Bank, CP	7,306	7,306
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.08% 9/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
0.09% 8/28/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,400	7,400
0.09% 10/30/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
0.11% 8/14/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,210	9,210
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1:
0.08% 8/5/14, CP	9,200	9,200
0.08% 8/5/14, CP	5,300	5,300
Jacksonville Gen. Oblig. Series A, 0.08% 8/27/14, LOC Barclays Bank PLC, CP	5,900	5,900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/14	3,450	3,478
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,003
Miami-Dade County School District TAN Series 2014, 1% 2/24/15	80,100	80,511
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2009 C, 5% 10/1/14	1,000	1,008
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.14%, tender 2/26/15 (c)	$ 7,000	$ 7,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.14%, tender 2/26/15 (c)	4,800	4,800
		177,896
Georgia - 1.4%
Cobb County Gen. Obligations TAN 0.5% 11/28/14	12,200	12,216
Fulton County Gen. Oblig. TAN 1% 12/31/14	77,100	77,391
Georgia Gen. Oblig. Bonds:
Series 1996 B, 4.8% 4/1/15	1,000	1,031
Series 2009 G, 5% 11/1/14	1,200	1,215
Series 2010 B, 5% 10/1/14	7,000	7,057
Series 2012 C, 5% 9/1/14	2,700	2,711
Series 2013 A, 5% 1/1/15	2,000	2,040
Series 2014 A, 5% 2/1/15	8,300	8,503
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.09% tender 9/10/14, LOC Barclays Bank PLC, CP mode	7,500	7,500
Series B:
0.06% 8/12/14, LOC TD Banknorth, NA, CP	10,600	10,600
0.07% 8/4/14, LOC PNC Bank NA, CP	1,457	1,457
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,800	5,800
		143,521
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	8,100	8,100
Idaho - 0.6%
Idaho Gen. Oblig. TAN 2% 6/30/15	64,100	65,204
Illinois - 0.7%
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	3,990	3,999
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 9/16/14, LOC PNC Bank NA, CP	8,900	8,900
0.08% 10/16/14, LOC PNC Bank NA, CP	8,900	8,900
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sister Svcs. Proj.) Series 2012 H, 0.09% tender 12/3/14, CP mode	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. Bonds: - continued
Series 2012 H:
0.08% tender 8/5/14, CP mode	$ 12,500	$ 12,500
0.09% tender 10/7/14, CP mode	14,000	14,000
Series 2012 I, 0.08% tender 8/6/14, CP mode	5,900	5,900
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.13%, tender 7/16/15 (c)	5,000	5,000
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	1,000	1,042
		66,141
Indiana - 2.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 10/1/14, CP mode	29,800	29,800
0.08% tender 8/7/14, CP mode	12,200	12,200
2% 2/1/15	9,288	9,374
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A1, 1.5%, tender 8/1/14 (c)	3,000	3,000
Indianapolis Gas Util. Sys. Rev. 0.09% 9/4/14, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.3%, tender 11/18/14 (c)	201,000	201,000
		261,474
Kansas - 0.4%
City of Lawrence Kansas Gen. Oblig. BAN:
Series 2014 l, 5% 5/1/15	425	440
1.5% 10/1/14	10,700	10,723
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.29% 9/1/14 (c)	8,500	8,501
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	22,555	22,555
		42,219
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 8/11/14, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 8/11/14, CP mode	6,500	6,500
		9,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Baltimore County Gen. Oblig.:
0.07% 9/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 15,600	$ 15,600
0.07% 9/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,000	12,000
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,000	12,000
Maryland Gen. Oblig. Bonds:
Second Series 2010 B, 5% 8/1/14	1,000	1,000
Series 2014 C, 5% 8/1/15	5,000	5,243
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.09%, tender 9/2/14 (c)	6,900	6,900
		67,493
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.27% tender 8/8/14, CP mode	2,150	2,150
0.27% tender 8/11/14, CP mode	10,600	10,600
Series 1993 A, 0.27% tender 8/11/14, CP mode	18,100	18,100
Series 1993 B, 0.37% tender 8/4/14, CP mode	4,050	4,050
		34,900
Michigan - 0.4%
Michigan Bldg. Auth. Rev. 0.09% 8/21/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,500	7,500
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (c)	1,500	1,507
(Trinity Health Sys. Proj.) Series 2008 C:
0.05% tender 8/4/14, CP mode	6,600	6,600
0.07% tender 10/3/14, CP mode	7,695	7,695
0.08% tender 8/6/14, CP mode	5,900	5,900
Univ. of Michigan Rev.:
Bonds Series 2009 B, 0.05% tender 8/12/14, CP mode	5,200	5,200
Series JI, 0.06% 8/11/14, CP	4,410	4,410
		38,812
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.6%
Minnesota Gen. Oblig. Bonds:
Series 2008 C, 5% 8/1/15	$ 2,000	$ 2,097
Series 2009 H, 5% 11/1/14	8,900	9,009
Series 2010 A:
5% 8/1/14	2,500	2,500
5% 8/1/15	4,000	4,194
Series 2010 E, 5% 8/1/14	1,000	1,000
Series 2012 A, 5% 8/1/14	7,300	7,300
Series 2013 B, 5% 8/1/14	5,000	5,000
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	2,580	2,634
Univ. of Minnesota Gen. Oblig. Series 2007 B, 0.08% 8/11/14, CP	4,800	4,800
Univ. of Minnesota Rev. Series 2005 A:
0.05% 8/5/14, CP	13,000	13,000
0.08% 8/4/14, CP	5,400	5,400
		62,134
Missouri - 0.0%
Kansas City Spl. Oblig. Bonds 2% 9/1/14	440	441
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.13%, tender 2/26/15 (c)	4,700	4,700
		5,141
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2013 A, 5% 1/1/15	2,700	2,755
Series A, 0.05% 8/11/14, CP	24,600	24,600
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	7,393	7,536
Series A:
0.09% 9/4/14, CP	12,000	12,000
0.1% 8/1/14, CP	7,500	7,500
0.1% 8/6/14, CP	6,600	6,600
0.11% 11/5/14, CP	7,000	7,000
		67,991
Nevada - 0.2%
Clark County School District Bonds Series 2013 B, 5% 6/15/15	5,000	5,212
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.1% 10/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 4,500	$ 4,500
Series 2006 B, 0.08% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,000	8,000
		17,712
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.37% tender 9/12/14, CP mode	3,000	3,000
New Jersey - 1.2%
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	4,400	4,424
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	50,400	50,400
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	28,750	28,750
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	24,000	24,000
Series Putters 4461, 0.11%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,600	9,600
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	5,400	5,421
		122,595
New York - 0.1%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,200	8,200
New York Dorm. Auth. Revs. Series 1998, 0.1% 11/5/14, CP	5,000	5,000
		13,200
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D, 0.09% 8/6/14, CP	5,000	5,000
Mecklenburg County Gen. Oblig. Bonds 5% 3/1/15	375	385
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/15	325	334
Series 2010 A, 5% 5/1/15	5,600	5,803
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Bonds: - continued
Series 2010 B, 5% 6/1/15	$ 3,205	$ 3,334
Series 2013 C, 3.5% 5/1/15	4,250	4,358
		19,214
Ohio - 0.3%
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.09%, tender 6/3/15 (c)	3,500	3,500
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,414
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.09% tender 11/5/14, CP mode	3,000	3,000
Series 2008 B6:
0.09% tender 11/5/14, CP mode	15,000	15,000
0.1% tender 10/6/14, CP mode	10,000	10,000
		33,914
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.09% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.1% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.1% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.11% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		19,000
Oregon - 0.7%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.11%, tender 10/1/14 (c)	5,200	5,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 5,900	$ 5,900
TAN Series 2014 A, 2% 6/15/15	55,200	56,102
		67,202
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	4,500	4,582
South Carolina - 0.2%
Richland County Gen. Oblig. Bonds (Richland Library Projs.) Series 2014 A, 2% 3/1/15	2,640	2,668
South Carolina Gen. Oblig. Bonds Series 2013 A, 2% 10/1/14	3,405	3,415
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009 E, 5% 1/1/15	4,000	4,080
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) Series 1990, 0.27% tender 8/1/14, CP mode	7,200	7,200
		17,363
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	9,950	10,110
Texas - 8.8%
Austin Elec. Util. Sys. Rev.:
Series A:
0.06% 8/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,540	6,540
0.06% 8/20/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,540	7,540
0.08% 9/2/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.1% 8/11/14, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Harris County Gen. Oblig.:
Series A1:
0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,450	5,450
0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	400	400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series A1:
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	$ 2,100	$ 2,100
Series D, 0.09% 9/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	4,355	4,355
TAN Series 2014:
1% 2/27/15 (b)	31,000	31,158
2% 2/27/15 (b)	3,200	3,234
Harris County Metropolitan Trans. Auth.:
Series A1:
0.09% 9/8/14 (Liquidity Facility JPMorgan Chase Bank), CP	21,700	21,700
0.13% 12/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 12/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig. TRAN Series 2014, 1% 6/30/15	3,200	3,226
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.1% 10/16/14, CP	2,300	2,300
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/14	4,610	4,674
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,645	5,645
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	3,570	3,577
Lower Colorado River Auth. Rev.:
Series A:
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	7,850	7,850
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	3,900	3,900
0.09% 10/7/14, LOC JPMorgan Chase Bank, CP	16,150	16,150
0.08% 8/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.1% 10/7/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,600	9,600
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Series A:
Plano Independent School District Bonds Series 2012, 4% 2/15/15 (Permanent School Fund of Texas Guaranteed)	$ 1,985	$ 2,026
San Antonio Wtr. Sys. Rev. Bonds Series 2014 A, 2% 5/15/15	3,140	3,186
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.) Series 2013 B, 0.15%, tender 2/26/15 (c)	3,200	3,200
Series 2014, 3% 12/1/14	2,320	2,342
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2014, 4% 3/1/15	2,490	2,545
Texas A&M Univ. Rev. Series 1993 B:
0.08% 10/6/14, CP	6,526	6,526
0.1% 8/7/14, CP	6,500	6,500
Texas Gen. Oblig. TRAN Series 2013, 2% 8/28/14	492,330	492,991
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.09% 9/10/14, LOC Barclays Bank PLC, CP	17,800	17,800
0.1% 8/5/14, LOC Barclays Bank PLC, CP	3,200	3,200
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/15	4,400	4,596
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006, 5% 4/1/15	5,725	5,911
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	3,030	3,170
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.05% 8/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.05% 8/12/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,392	19,392
0.05% 8/19/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.06% 9/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,800	3,800
0.07% 8/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,100	3,100
0.07% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,500	5,500
0.07% 10/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
0.07% 10/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,400	4,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 6,000	$ 6,000
0.08% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
0.08% 8/11/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
0.08% 8/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,000	4,000
0.08% 10/9/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
Upper Trinity Reg'l. Wtr. District Series A:
0.07% 8/5/14, LOC Bank of America NA, CP	6,750	6,750
0.07% 8/5/14, LOC Bank of America NA, CP	2,500	2,500
		889,339
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,525	3,525
Utah Gen. Oblig. Bonds Series 2011 A, 5% 7/1/15	2,000	2,089
		5,614
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.09% 11/6/14, LOC JPMorgan Chase Bank, CP	5,050	5,050
Virginia - 0.7%
Fairfax County Gen. Oblig. Bonds Series 2013 A, 3% 10/1/14	4,070	4,088
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 2/26/15 (c)	7,700	7,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.18%, tender 2/26/15 (c)	17,160	17,160
Series 2012 A, 0.14%, tender 2/26/15 (c)	13,100	13,100
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.1% 8/20/14, CP	5,200	5,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Progs.) Series 2014 B, 5% 2/1/15	3,060	3,134
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,640	8,640
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	$ 3,330	$ 3,330
Series 2006 A, 5% 8/1/14	5,135	5,135
Series 2014 B, 3% 8/1/14	1,270	1,270
		68,757
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
King County Swr. Rev. Bonds 5% 1/1/15	1,000	1,020
Seattle Gen. Oblig. Bonds Series 2012, 3% 12/1/14	2,495	2,519
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2004, 5% 8/1/14	2,500	2,500
Series 2010 B, 5% 2/1/15	5,030	5,152
Series 2011 A, 5% 2/1/15	3,310	3,390
Washington Gen. Oblig. Bonds:
Series 2008 D, 5% 1/1/15	8,350	8,520
Series 2010 B, 5% 1/1/15	1,250	1,275
Series 2014 AR, 3% 7/1/15	4,135	4,244
Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		56,985
Wisconsin - 0.8%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	5,900	6,090
RAN Series 2014 RI, 1% 12/23/14	8,300	8,329
Wisconsin Gen. Oblig.:
Bonds 5% 5/1/15	10,000	10,364
Series 2005 A, 0.1% 8/20/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2013 A:
0.07% 8/7/14 (Liquidity Facility Bank of New York, New York), CP	6,915	6,915
0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	5,800	5,800
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.12%, tender 2/26/15 (c)	4,405	4,405
Series 2014 B1, 0.15%, tender 2/26/15 (c)	5,200	5,200
Wisconsin Health & Edl. Facilities Auth. Bonds Series 2014 A, 1% 12/1/14	3,820	3,831
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 J, 0.09% tender 10/7/14, CP mode	$ 3,260	$ 3,260
Wisconsin Trans. Rev.:
Series 1997 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.09% 10/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
Series 2013 A, 0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,515	7,515
		85,260
TOTAL OTHER MUNICIPAL DEBT (Cost $3,507,948)		3,507,948
Investment Company - 3.8%
	Share
Fidelity Tax-Free Cash Central Fund, 0.07% (d)(e) (Cost $381,876)	381,876,000	381,876
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $10,046,470)		10,046,470
NET OTHER ASSETS (LIABILITIES) - 0.6%		58,290
NET ASSETS - 100%		$ 10,104,760
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $186,055,000 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,555
	Acquisition Date	Cost (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 50,400
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 28,750
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000
	Acquisition Date	Cost (000s)
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.11%, tender 10/9/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 9,600
Keller Independent School District Bonds Series WF11 55 C, 0.14%, tender 8/14/14 (Liquidity Facility Wells Fargo Bank NA)	5/12/11	$ 5,645
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,900
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.13%, tender 8/28/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$ 5,800
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$ 5,200
	Acquisition Date	Cost (000s)
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,640
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 221
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $10,046,470,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014